Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Embraer SA(a)	1,608,900	$2,118,104

Auto Components — 0.7%
Mahle-Metal Leve SA	86,500	283,019
Tupy SA	155,700	434,897

		717,916

Banks — 1.0%
Banco Inter SA	161,800	1,000,991

Diversified Consumer Services — 4.6%
Anima Holding SA(a)	173,000	698,549
Ser Educacional SA(b)	138,453	371,173
YDUQS Participacoes SA	640,137	3,356,797

		4,426,519

Electric Utilities — 8.1%
Alupar Investimento SA	336,100	1,539,063
EDP - Energias do Brasil SA	692,000	2,251,411
Light SA(a)	553,600	1,418,886
Transmissora Alianca de Energia Eletrica SA	501,700	2,636,394

		7,845,754

Food Products — 8.2%
Camil Alimentos SA	257,200	470,254
M. Dias Branco SA	190,300	1,265,957
Marfrig Global Foods SA(a)	899,600	2,158,271
Minerva SA(a)	605,500	1,492,818
Sao Martinho SA	415,200	1,485,396
SLC Agricola SA	224,900	1,031,515

		7,904,211

Health Care Providers & Services — 6.7%
Alliar Medicos A Frente SA	121,100	227,435
Fleury SA	467,100	2,008,209
Instituto Hermes Pardini SA	121,100	412,727
Odontoprev SA	605,500	1,501,737
Qualicorp Consultoria e Corretora de Seguros SA	519,000	2,266,701

		6,416,809

Hotels, Restaurants & Leisure — 1.8%
BK Brasil Operacao e Assessoria a Restaurantes SA	397,600	890,209
CVC Brasil Operadora e Agencia de Viagens SA	328,700	871,514

		1,761,723

Household Durables — 7.2%
Construtora Tenda SA	173,064	799,502
Cyrela Brazil Realty SA Empreendimentos e Participacoes	692,000	2,159,673
Even Construtora e Incorporadora SA	242,200	314,841
Ez Tec Empreendimentos e Participacoes SA	230,395	1,383,363
MRV Engenharia e Participacoes SA	719,400	2,009,408
Trisul SA	190,300	282,063

		6,948,850

Independent Power and Renewable Electricity Producers — 4.9%
AES Tiete Energia SA	363,348	907,852
Eneva SA(a)	397,900	2,797,923
Omega Geracao SA(a)	173,000	1,019,952

		4,725,727

Insurance — 0.3%
Wiz Solucoes e Corretagem de Seguros SA	173,000	300,061

IT Services — 0.9%
Locaweb Servicos de Internet SA(a)(b)	183,500	885,217

Security	Shares	Value

Machinery — 0.7%
Iochpe Maxion SA	259,507	$659,865

Media — 0.4%
Smiles Fidelidade SA	150,770	335,347

Multiline Retail — 0.4%
Marisa Lojas SA(a)	294,100	411,007

Oil, Gas & Consumable Fuels — 1.7%
Dommo Energia SA(a)	35,160	7,510
Enauta Participacoes SA	190,300	353,893
Petro Rio SA(a)	227,000	1,294,850

		1,656,253

Paper & Forest Products — 1.5%
Duratex SA	709,300	1,405,253

Real Estate Management & Development — 5.0%
Aliansce Sonae Shopping Centers SA(a)	308,991	1,449,631
BR Properties SA	501,700	797,200
Iguatemi Empresa de Shopping Centers SA	207,607	1,245,772
Jereissati Participacoes SA(a)	86,500	358,353
JHSF Participacoes SA	588,200	517,684
LOG Commercial Properties e Participacoes SA	103,892	447,621

		4,816,261

Road & Rail — 4.7%
Cia. de Locacao das Americas	761,200	2,072,904
Cosan Logistica SA(a)	312,584	1,039,433
JSL SA	138,400	518,321
Movida Participacoes SA	315,200	647,103
Tegma Gestao Logistica SA	60,600	212,894

		4,490,655

Software — 5.3%
Linx SA	328,700	1,240,697
TOTVS SA	1,055,316	3,907,570

		5,148,267

Specialty Retail — 6.5%
C&A Modas Ltda	242,200	422,315
Grupo SBF SA(a)	144,600	779,031
Via Varejo SA(a)	2,231,700	5,095,299

		6,296,645

Textiles, Apparel & Luxury Goods — 4.1%
Arezzo Industria e Comercio SA	105,680	819,195
Cia. Hering	328,700	806,150
Grendene SA	709,300	948,154
Guararapes Confeccoes SA	224,960	551,310
Vivara Participacoes SA	216,700	765,279
Vulcabras Azaleia SA(a)	45,783	35,152

		3,925,240

Transportation Infrastructure — 1.6%
EcoRodovias Infraestrutura e Logistica SA(a)	449,800	1,089,074
Santos Brasil Participacoes SA	622,800	481,626

		1,570,700

Water Utilities — 4.0%
Cia. de Saneamento de Minas Gerais-COPASA	145,338	1,544,071
Cia. de Saneamento do Parana	460,465	2,328,989

		3,873,060

Total Common Stocks — 82.5% (Cost: $96,202,600)		79,640,435

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Airlines — 2.6%
Azul SA, Preference Shares, NVS	640,100	$1,683,016
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	380,600	843,037

		2,526,053

Banks — 2.5%
Banco ABC Brasil SA, Preference Shares, NVS	190,342	490,654
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS	467,100	1,078,499
Banco Pan SA, Preference Shares, NVS	761,200	784,872

		2,354,025

Chemicals — 0.5%
Unipar Carbocloro SA, Preference Shares, NVS	111,333	465,126

Electric Utilities — 0.3%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	34,600	328,092

Independent Power and Renewable Electricity Producers — 2.4%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	432,500	2,275,142

Machinery — 1.3%
Marcopolo SA, Preference Shares, NVS	1,193,714	580,251
Randon SA Implemetos e Participacoes, Preference Shares, NVS	415,250	672,829

		1,253,080

Metals & Mining — 6.9%
Bradespar SA, Preference Shares, NVS	519,093	3,369,120
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	94,500	351,302
Metalurgica Gerdau SA, Preference Shares, NVS	1,660,800	1,886,752

Security	Shares	Value

Metals & Mining (continued)
Usinas Siderurgicas de Minas Gerais SA, Class A, Preference Shares, NVS	951,500	$1,077,447

		6,684,621

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	484,400	474,491

Total Preferred Stocks — 17.0% (Cost: $22,278,766)		16,360,630

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	60,000	60,000

Total Short-Term Investments — 0.1% (Cost: $60,000)		60,000

Total Investments in Securities — 99.6% (Cost: $118,541,366)		96,061,065

Other Assets, Less Liabilities — 0.4%		402,163

Net Assets — 100.0%		$96,463,228

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	125,000	(65,000)	60,000	$60,000	$1,234	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$79,640,435	$—	$—	$79,640,435
Preferred Stocks	16,360,630	—	—	16,360,630
Money Market Funds	60,000	—	—	60,000

	$96,061,065	$—	$—	$96,061,065

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Brazil Small-Cap ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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